Results of Segments (Details) € in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024 segment	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€)
Disclosure of operating segments
Number of operating segments | segment	1	1	5
Cloud		€ 17,141	€ 13,664	€ 11,426
Software licenses		1,399	1,764	2,056
Software support		11,290	11,496	11,909
Software licenses and support		12,689	13,261	13,965
Cloud and software		29,830	26,924	25,391
Services		4,346	4,283	4,128
Total revenue		34,176	31,207	29,520
Cost of cloud		(4,660)	(3,884)	(3,499)
Cost of software licenses and support		(1,262)	(1,383)	(1,384)
Cost of cloud and software		(5,922)	(5,267)	(4,883)
Cost of services		(3,321)	(3,407)	(3,155)
Total cost of revenue		(9,243)	(8,674)	(8,038)
Gross profit		24,932	22,534	21,482
Other segment expenses		(29,511)	(25,408)	(23,606)
Segment profit		4,665	5,799	5,914
Actual Currency
Disclosure of operating segments
Total revenue		34,176	31,207	29,520
Segment profit		4,665	5,799	5,914
Constant Currency
Disclosure of operating segments
Total revenue		34,176	31,207
Segment profit		4,665	5,799
Operating segments | Actual Currency
Disclosure of operating segments
Total revenue		34,176	31,207	29,520
Segment profit		8,153	6,514	6,447
Operating segments | Constant Currency
Disclosure of operating segments
Total revenue		34,310	32,033
Segment profit		8,232	6,781
Operating segments | Applications, Technology & Services | Actual Currency
Disclosure of operating segments
Cloud		17,141	13,664	11,426
Software licenses		1,399	1,764	2,056
Software support		11,290	11,496	11,909
Software licenses and support		12,689	13,261	13,965
Cloud and software		29,830	26,924	25,391
Services		4,346	4,283	4,128
Total revenue		34,176	31,207	29,520
Cost of cloud		(4,582)	(3,842)	(3,445)
Cost of software licenses and support		(1,262)	(1,356)	(1,350)
Cost of cloud and software		(5,844)	(5,199)	(4,795)
Cost of services		(3,321)	(3,405)	(3,154)
Total cost of revenue		(9,165)	(8,604)	(7,949)
Cloud gross profit		12,559	9,821	7,981
Gross profit		25,011	22,603	21,571
Other segment expenses		(16,858)	(16,089)	(15,124)
Segment profit		8,153	6,514	€ 6,447
Operating segments | Applications, Technology & Services | Constant Currency
Disclosure of operating segments
Cloud		17,212	14,058
Software licenses		1,400	1,801
Software support		11,343	11,782
Software licenses and support		12,743	13,584
Cloud and software		29,955	27,641
Services		4,355	4,392
Total revenue		34,310	32,033
Cost of cloud		(4,597)	(3,930)
Cost of software licenses and support		(1,261)	(1,372)
Cost of cloud and software		(5,858)	(5,302)
Cost of services		(3,329)	(3,473)
Total cost of revenue		(9,187)	(8,775)
Cloud gross profit		12,616	10,128
Gross profit		25,124	23,258
Other segment expenses		(16,892)	(16,476)
Segment profit		€ 8,232	€ 6,781